Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current year	$ 981	$ 1,243	$ 711
Adjustment to prior years	(10)	66	38
Total	971	1,309	749
Deferred tax expense
Origination and reversal of temporary differences	(178)	(875)	(644)
Adjustment to prior years	(21)	(113)	(162)
Total	(199)	(988)	(806)
Taxation recognised in the profit for the period	772	321	(57)
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(36)	(81)	(37)
Net (gains)/losses on equity investments measured at fair value through other comprehensive income	180	60	(30)
Deferred tax impact of reduction in US tax rate and other tax rates	(63)		11
Total	81	(21)	(56)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	61	(34)	(69)
Foreign exchange arising on designating borrowings in net investment hedges	(22)	(4)
Deferred tax charge/(credit) relating to change of tax rates			18
Total	39	(38)	(51)
Taxation related to components of other comprehensive income	$ 120	$ (59)	$ (107)